Convertible notes	6 Months Ended
Sep. 30, 2015
Convertible notes
Convertible notes

5Convertible notes

On April 27 and October 3, 2012, the Company completed the sale of US$65,000 and US$50,000 in aggregate principal amount of 7% senior unsecured convertible notes to Brilliant China Healthcare Investment Limited (formerly known as KKR China Healthcare Investment Limited) (“BCHIL”) (the “KKR Notes”) and Golden Meditech Holdings Limited (“GMHL”) (the “GM Notes,” and collectively the “Notes”), respectively.

In November 2014, GMHL completed the sale of US$50,000 in aggregate principal amount of GM Notes to Magnum Opus International Holdings Limited (“Magnum”), a private vehicle that is controlled by the Company’s chairman, and Cordlife Group Limited (“CGL”), for a total consideration of US$88,090. As a result, the holders of the GM Notes became Magnum and CGL and each of them holds US$25,000 of the GM Notes. All terms and conditions of the GM Notes remained the same after the transfer from GMHL to Magnum and CGL, except for the change of the holder’s name on the GM Notes and the denomination of the GM Notes from US$50,000 to US$25,000.

In August 2015, BCHIL transferred the KKR Notes to Excellent China Healthcare Investment Limited (“ECHIL”). On the same day, Magnum Opus 2 International Holdings Limited (“MO2”), an entity wholly owned by the Company’s chairman, acquired all the issued and outstanding shares of ECHIL. The total purchase price of ECHIL’s issued and outstanding shares was US$161,784. As a result, MO2 indirectly holds the KKR Notes through its wholly owned subsidiary, ECHIL.

The carrying amounts of the Notes are summarized in the following table:

	March 31,	September 30,
	2015	2015	2015
	RMB	RMB	US$

Principal amount of the KKR Notes	400,175	416,298	65,502
Principal amount of the GM Notes	307,828	320,229	50,385
Cumulative interest payable	107,848	136,654	21,501

Carrying amount	815,851	873,181	137,388

The Company accrued interest on the Notes based on the guaranteed 12% internal rate of return per annum. The difference between the accrued interest rate of 12% and the coupon rate of 7% of the Notes is recorded in convertible notes in the unaudited condensed consolidated balance sheets. Debt issuance costs capitalized in connection with the issuance of the Notes are amortized from the date the Notes were issued to the earliest date the holders of the Notes can demand payment, which is five years.

Interest expense relating to the Notes is as follows:

	Three months ended September 30,			Six months ended September 30,
	2014	2015	2015	2014	2015	2015
	RMB	RMB	US$	RMB	RMB	US$

KKR Notes interest incurred	13,488	14,481	2,279	26,638	28,217	4,440
GM Notes interest incurred	9,843	10,540	1,658	19,587	20,696	3,256
Amortization of debt issuance costs	912	927	146	1,814	1,821	287

Total interest expense	24,243	25,948	4,083	48,039	50,734	7,983